[Letterhead of Dechert LLP]

July 30, 2007

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Cashfund Inc. (the “Registrant”) File Nos. 2-60655 and 811-02802 Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectus and Statement of Additional Information dated July 27, 2007 included in the Amendment, as filed electronically via EDGAR with the Commission on July 27, 2007.

If you have any questions or comments, please contact the undersigned at 202-261-3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen